Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables

	As of December 31,
	2021	2020
	US$’000	US$’000
Trade receivables	104,405	83,485
Less: Loss allowances	(841)	(1,414)
Trade receivable, net	103,564	82,071
Other receivables	2,683	6,227
Less: Loss allowances	(35)	(35)
Other receivable, net	2,648	6,192

As of December 31, 2021 and 2020, trade receivables were all from contracts with customers. And as of January 1, 2020, the balance of trade receivables from contracts with customers was $74,077.

Movement in Provision for Impairment of Trade Receivables

12(a) Movement in the loss allowance on trade receivables

	2021	2020
	US$’000	US$’000
At January 1	1,414	1,550
Charge for the year	383	227
Write-off	(734)	(339)
Unused amounts reversed	(170)	(147)
Currency translation adjustment	(65)	102
Reclassification	13	21
At December 31	841	1,414

Aging Analysis of Trade Receivables

12.TRADE AND OTHER RECEIVABLES (continued)

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Expected loss rate	0.81%	0.11%	0.68%	4.77%	7.14%	3.03%	53.12%
Gross carrying amount - trade receivables	104,405	90,080	11,140	1,572	504	66	1,043
Loss allowances	841	98	76	75	36	2	554
Trade receivable, net	103,564	89,982	11,064	1,497	468	64	489

December 31, 2020
Expected loss rate	1.69%	0.16%	1.23%	2.80%	6.92%	15.91%	66.48%
Gross carrying amount - trade receivables	83,485	69,336	9,557	2,751	159	44	1,638
Loss allowances	1,414	112	118	77	11	7	1,089
Trade receivable, net	82,071	69,224	9,439	2,674	148	37	549